UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic California Municipal Income Fund
Class A / CLMPX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 80	0.74%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	16.69	0.52	2.03
Class A (including sales charges)	13.20	(0.09)	1.72
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund
Advisor Class / CCARX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 59	0.54%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with
17-30
years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	16.91	0.74	2.27
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May
Lose
Value

Columbia Strategic California Municipal Income Fund
Class
C / CCAOX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 134	1.24%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.11	0.03	1.55
Class C (including sales charges)	15.11	0.03	1.55
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Past performance does not guarantee future performance
.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May
Lose Value

Columbia Strategic California Municipal Income Fund
Institutional Class / CCAZX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 59	0.54%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.91	0.74	2.27
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May Lose
Value

Columbia Strategic California Municipal Income Fund
Institutional 2 Class / CCAUX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 57	0.53%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	16.90	0.72	2.24
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2016 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May Lose Value

Columbia Strategic California Municipal Income Fund
Institutional 3 Class / CCXYX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 52	0.48%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years
to
maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	17.00	0.81	2.26
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,430	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic California Municipal Income Fund
Annual Financial Statements and Additional Information
October 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic California Municipal Income Fund | 2024

Portfolio of Investments
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	1,000,000	1,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	1,000,000	1,000,000
Total			2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 95.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.9%
County of Sacramento Airport System
Revenue Bonds
Series 2024
07/01/2054	5.000%	2,500,000	2,702,388
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,618,792
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,321,479
Series 2024-2
05/01/2049	5.250%	1,000,000	1,066,046
Total			9,708,705
Charter Schools 9.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,126,946
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,297,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	2,196,444
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	849,499
06/15/2049	5.000%	1,400,000	1,298,985
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,495,434
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	718,594
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,026,318
07/01/2045	5.000%	1,705,000	1,710,044
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	4,017,663
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	768,659
06/01/2061	4.000%	2,890,000	2,107,151
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,518,813
Series 2018
08/01/2048	5.000%	1,750,000	1,765,876
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,821,050
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,000,299
Series 2015A
07/01/2045	5.000%	1,000,000	1,001,850
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	833,620
Total			32,555,116
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.4%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	3,900,000	3,923,386
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	779,306
Total			4,702,692
Higher Education 2.5%
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,004,792
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,402,181
11/01/2043	5.875%	1,875,000	1,877,288
University of California
Refunding Revenue Bonds
Series 2024BS
05/15/2036	5.000%	2,000,000	2,327,261
Total			8,611,522
Hospital 12.6%
California Health Facilities Financing Authority
Refunding Revenue Bonds
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,372,982
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,219,528
11/15/2044	5.000%	2,000,000	2,211,163
Revenue Bonds
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,852,073
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,096,761
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	3,000,000	2,967,449
Subordinated Series 2020A-2
11/01/2051	4.000%	1,000,000	946,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
Revenue Bonds
Adventist Health Energy Project
Series 2024
07/01/2054	5.250%	2,000,000	2,114,437
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,012,552
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,656,165
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,024,740
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,804,630
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,661,050
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,091,875
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,874,108
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,470,767
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	425,555
Total			42,802,561
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,018,103
Local Appropriation 0.6%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,000,967
Local General Obligation 11.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	855,127
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,260,147
Series 2021B
08/01/2046	3.000%	3,175,000	2,608,232
08/01/2050	2.375%	3,000,000	1,921,131
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,191,467
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2030	0.000%	1,000,000	768,026
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,750,703
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	375,407
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,958,431
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,096,132
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Sustainable Bonds
Series 2024-QRR
07/01/2049	4.000%	2,500,000	2,501,698
07/01/2049	5.250%	3,000,000	3,385,104
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,144,073
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	736,625
08/01/2034	0.000%	1,610,000	1,136,018
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,919,117
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,244,145
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,505,184
Total			38,356,767
Multi-Family 13.3%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	2,700,000	2,462,534
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,415,527	2,316,069
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	967,606
Series 2024
08/15/2059	5.000%	2,645,000	2,753,382
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,252,612
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,447,012
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	2,975,000	2,584,289
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,800,000	1,569,850
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,898,044
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,537,420
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,390,016
12/01/2056	4.000%	1,000,000	751,568
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,393,295
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,432,266
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,561,022
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	686,394
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,408,050
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,399,384
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,062,238
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,749,665
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,633,182
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,684,382	3,509,434
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,396,182	1,911,376
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,624,816
Total			45,301,524
Municipal Power 0.8%
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	1,011,975
Series 2012A
07/01/2042	0.000%	3,175,000	1,635,125
Total			2,647,100
Other Bond Issue 0.2%
California Infrastructure & Economic Development Bank(b),(c),(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	500,000	515,249
Ports 0.2%
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	274,322
08/01/2037	5.000%	250,000	273,372
08/01/2038	5.000%	200,000	217,896
Total			765,590
Prep School 0.8%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2054	4.000%	3,000,000	2,885,920
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 5.1%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,079,663
Series 2024 (Mandatory Put 10/01/32)
08/01/2055	5.000%	3,000,000	3,214,494
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,508,344
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,059,250
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,000,000	3,306,277
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,243,846
Total			17,411,874
Refunded / Escrowed 2.2%
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,020,213
07/01/2046	6.375%	155,000	158,133
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	152,075
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,420,162
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	711,571
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	464,001
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(e)
Prerefunded 07/01/25 Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,429,665
Total			7,355,820
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 5.1%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,039,460
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,291,714
PRS-California Obligated Group Projects
Series 2024
04/01/2049	5.000%	1,000,000	1,052,317
04/01/2054	5.000%	1,540,000	1,610,057
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,817,032
10/01/2049	4.000%	2,500,000	2,238,272
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2056	5.000%	1,000,000	922,372
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,168,159
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,604,180
Series 2021
04/01/2046	3.000%	1,000,000	800,952
04/01/2051	3.000%	1,250,000	948,607
Total			17,493,122
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 3.7%
Commonwealth of Puerto Rico(e),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,881,177	1,229,819
Subordinated Series 2022
11/01/2043	0.000%	820,743	528,353
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	18,600,000	6,074,161
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,750,000	4,759,188
Total			12,591,521
Special Non Property Tax 0.5%
City of Roseville
Special Tax Bonds
Amoruso Ranch Community Facilities District No. 1
Series 2024
09/01/2054	5.000%	1,500,000	1,553,975
Special Property Tax 6.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	790,000	792,377
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	370,000	371,054
California Municipal Finance Authority
Special Tax Bonds
Wildhawk North
Series 2024
09/01/2054	5.000%	1,500,000	1,551,568
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,486,129
09/01/2036	5.000%	2,435,000	2,460,726
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	990,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	799,596
09/01/2051	4.000%	865,000	783,443
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	465,000	466,032
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,036,523
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	986,934
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,987,902
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,075,693
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,000,601
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,252,636
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,074,945
Total			23,116,575
State Appropriated 2.2%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2024
09/01/2038	5.000%	1,500,000	1,707,333
09/01/2039	5.000%	1,400,000	1,589,584
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,360,411
Series 2014B
10/01/2039	5.000%	1,000,000	1,002,539
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	1,895,000	1,899,969
Total			7,559,836
State General Obligation 3.8%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	1,000,000	932,449
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,138,227
Series 2024
09/01/2053	5.000%	3,000,000	3,287,263
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	4,008,977
Series 2024
08/01/2044	5.000%	1,250,000	1,393,974
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			12,762,895
Tobacco 3.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	3,000,000	2,708,834
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	22,780,000	4,366,468
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,162,657
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	813,118
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,391,405
Total			11,442,482
Turnpike / Bridge / Toll Road 3.8%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,676,277
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,319,987
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,561,600
06/01/2033	0.000%	2,940,000	2,145,522
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,081,307
Total			12,784,693
Water & Sewer 2.3%
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	5,000,000	5,438,532
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,475,332
Total			7,913,864
Total Municipal Bonds (Cost $349,881,439)			324,913,373

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Municipal Short Term 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.6%
California Pollution Control Financing Authority(b),(c),(d)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 02/18/25)
07/01/2043	4.050%	2,000,000	1,998,707
Total Municipal Short Term (Cost $2,000,000)			1,998,707

Money Market Funds 1.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(h)	4,516,847	4,517,299
Total Money Market Funds (Cost $4,516,847)		4,517,299
Total Investments in Securities (Cost: $358,398,286)		333,429,379
Other Assets & Liabilities, Net		6,205,504
Net Assets		339,634,883
At October 31, 2024, securities and/or cash totaling $340,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(227)	12/2024	USD	(25,076,406)	10,662	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $73,909,448, which represents 21.76% of total net assets.

(e)	Zero coupon bond.
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $18,646,402, which represents 5.49% of total net assets.

(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024
Abbreviation Legend (continued)
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	324,913,373	—	324,913,373
Municipal Short Term	—	1,998,707	—	1,998,707
Money Market Funds	4,517,299	—	—	4,517,299
Total Investments in Securities	4,517,299	328,912,080	—	333,429,379
Investments in Derivatives
Asset
Futures Contracts	10,662	—	—	10,662
Total	4,527,961	328,912,080	—	333,440,041
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $358,398,286)	$333,429,379
Cash	28,646
Margin deposits on:
Futures contracts	340,000
Receivable for:
Investments sold	3,168,890
Capital shares sold	875,400
Dividends	12,986
Interest	3,493,510
Variation margin for futures contracts	46,566
Expense reimbursement due from Investment Manager	705
Prepaid expenses	5,265
Deferred compensation of board members	143,273
Total assets	341,544,620
Liabilities
Payable for:
Capital shares redeemed	658,069
Distributions to shareholders	1,017,619
Management services fees	4,345
Distribution and/or service fees	1,435
Transfer agent fees	13,616
Compensation of board members	617
Other expenses	20,779
Deferred compensation of board members	193,257
Total liabilities	1,909,737
Net assets applicable to outstanding capital stock	$339,634,883
Represented by
Paid in capital	398,608,653
Total distributable earnings (loss)	(58,973,770)
Total - representing net assets applicable to outstanding capital stock	$339,634,883
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024
Class A
Net assets	$218,134,728
Shares outstanding	8,058,051
Net asset value per share	$27.07
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$27.91
Advisor Class
Net assets	$3,524,345
Shares outstanding	130,084
Net asset value per share	$27.09
Class C
Net assets	$12,749,873
Shares outstanding	470,987
Net asset value per share	$27.07
Institutional Class
Net assets	$87,593,876
Shares outstanding	3,234,368
Net asset value per share	$27.08
Institutional 2 Class
Net assets	$1,848,687
Shares outstanding	68,160
Net asset value per share	$27.12
Institutional 3 Class
Net assets	$15,783,374
Shares outstanding	579,658
Net asset value per share	$27.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Statement of Operations
Year Ended October 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$84,467
Interest	15,107,114
Total income	15,191,581
Expenses:
Management services fees	1,682,503
Distribution and/or service fees
Class A	453,905
Class C	88,294
Transfer agent fees
Class A	146,821
Advisor Class	2,310
Class C	8,156
Institutional Class	61,956
Institutional 2 Class	1,256
Institutional 3 Class	1,070
Custodian fees	10,960
Printing and postage fees	18,589
Registration fees	12,611
Accounting services fees	31,493
Legal fees	65,726
Interest on interfund lending	6,586
Compensation of chief compliance officer	64
Compensation of board members	14,583
Deferred compensation of board members	14,221
Other	15,760
Total expenses	2,636,864
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(179,271)
Expense reduction	(180)
Total net expenses	2,457,413
Net investment income	12,734,168
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,606,133)
Futures contracts	(66,975)
Net realized loss	(11,673,108)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	52,785,852
Futures contracts	10,662
Net change in unrealized appreciation (depreciation)	52,796,514
Net realized and unrealized gain	41,123,406
Net increase in net assets resulting from operations	$53,857,574
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations
Net investment income	$12,734,168	$13,821,716
Net realized loss	(11,673,108)	(13,320,074)
Net change in unrealized appreciation (depreciation)	52,796,514	9,230,231
Net increase in net assets resulting from operations	53,857,574	9,731,873
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,923,155)	(8,607,160)
Advisor Class	(131,765)	(162,141)
Class C	(377,113)	(387,072)
Institutional Class	(3,532,873)	(3,921,274)
Institutional 2 Class	(81,110)	(64,814)
Institutional 3 Class	(679,586)	(674,836)
Total distributions to shareholders	(12,725,602)	(13,817,297)
Decrease in net assets from capital stock activity	(30,004,522)	(93,022,368)
Total increase (decrease) in net assets	11,127,450	(97,107,792)
Net assets at beginning of year	328,507,433	425,615,225
Net assets at end of year	$339,634,883	$328,507,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	October 31, 2024		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,144,611	30,581,819	1,045,784	27,271,614
Distributions reinvested	252,943	6,784,673	283,957	7,366,590
Shares redeemed	(2,073,092)	(55,485,125)	(2,646,032)	(68,834,069)
Net decrease	(675,538)	(18,118,633)	(1,316,291)	(34,195,865)
Advisor Class
Shares sold	48,780	1,281,776	45,528	1,173,934
Distributions reinvested	4,896	131,439	6,230	161,819
Shares redeemed	(50,204)	(1,323,069)	(106,480)	(2,728,797)
Net increase (decrease)	3,472	90,146	(54,722)	(1,393,044)
Class C
Shares sold	159,262	4,277,648	132,047	3,459,018
Distributions reinvested	12,716	341,127	13,385	346,961
Shares redeemed	(169,755)	(4,544,006)	(191,661)	(4,979,029)
Net increase (decrease)	2,223	74,769	(46,229)	(1,173,050)
Institutional Class
Shares sold	1,995,155	52,793,699	2,067,971	54,112,792
Distributions reinvested	100,397	2,694,615	119,493	3,103,979
Shares redeemed	(2,529,152)	(66,665,332)	(4,168,062)	(108,802,621)
Net decrease	(433,600)	(11,177,018)	(1,980,598)	(51,585,850)
Institutional 2 Class
Shares sold	19,756	507,409	150,703	4,011,067
Distributions reinvested	3,003	80,688	2,484	64,511
Shares redeemed	(21,386)	(584,678)	(164,029)	(4,282,190)
Net increase (decrease)	1,373	3,419	(10,842)	(206,612)
Institutional 3 Class
Shares sold	904,774	24,487,582	217,645	5,724,487
Distributions reinvested	9,910	268,417	7,702	200,993
Shares redeemed	(940,525)	(25,633,204)	(398,191)	(10,393,427)
Net decrease	(25,841)	(877,205)	(172,844)	(4,467,947)
Total net decrease	(1,127,911)	(30,004,522)	(3,581,526)	(93,022,368)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Strategic California Municipal Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2024	$24.02	0.94	3.04	3.98	(0.93)	—	(0.93)
Year Ended 10/31/2023	$24.66	0.91	(0.64)	0.27	(0.91)	—	(0.91)
Year Ended 10/31/2022	$31.08	0.82	(6.34)	(5.52)	(0.82)	(0.08)	(0.90)
Year Ended 10/31/2021	$30.83	0.74	0.37	1.11	(0.74)	(0.12)	(0.86)
Year Ended 10/31/2020(e)	$31.12	0.81	0.01 (f)	0.82	(0.81)	(0.30)	(1.11)
Advisor Class
Year Ended 10/31/2024	$24.04	0.99	3.05	4.04	(0.99)	—	(0.99)
Year Ended 10/31/2023	$24.68	0.96	(0.64)	0.32	(0.96)	—	(0.96)
Year Ended 10/31/2022	$31.11	0.88	(6.35)	(5.47)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.86	0.80	0.37	1.17	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020(e)	$31.14	0.89	0.01 (f)	0.90	(0.88)	(0.30)	(1.18)
Class C
Year Ended 10/31/2024	$24.02	0.80	3.05	3.85	(0.80)	—	(0.80)
Year Ended 10/31/2023	$24.66	0.78	(0.64)	0.14	(0.78)	—	(0.78)
Year Ended 10/31/2022	$31.08	0.68	(6.34)	(5.66)	(0.68)	(0.08)	(0.76)
Year Ended 10/31/2021	$30.83	0.58	0.37	0.95	(0.58)	(0.12)	(0.70)
Year Ended 10/31/2020(e)	$31.12	0.67	0.01 (f)	0.68	(0.67)	(0.30)	(0.97)
Institutional Class
Year Ended 10/31/2024	$24.03	0.99	3.05	4.04	(0.99)	—	(0.99)
Year Ended 10/31/2023	$24.67	0.96	(0.64)	0.32	(0.96)	—	(0.96)
Year Ended 10/31/2022	$31.09	0.87	(6.33)	(5.46)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.85	0.80	0.36	1.16	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020(e)	$31.13	0.88	0.02 (f)	0.90	(0.88)	(0.30)	(1.18)
Institutional 2 Class
Year Ended 10/31/2024	$24.07	0.99	3.05	4.04	(0.99)	—	(0.99)
Year Ended 10/31/2023	$24.71	0.97	(0.64)	0.33	(0.97)	—	(0.97)
Year Ended 10/31/2022	$31.14	0.89	(6.36)	(5.47)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.89	0.81	0.37	1.18	(0.81)	(0.12)	(0.93)
Year Ended 10/31/2020(e)	$31.18	0.90	0.00 (f),(h)	0.90	(0.89)	(0.30)	(1.19)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2024	$27.07	16.69%	0.79% (c)	0.74% (c),(d)	3.50%	22%	$218,135
Year Ended 10/31/2023	$24.02	0.89%	0.77% (c)	0.73% (c),(d)	3.50%	24%	$209,811
Year Ended 10/31/2022	$24.66	(18.07% )	0.77% (c)	0.73% (c),(d)	2.88%	18%	$247,853
Year Ended 10/31/2021	$31.08	3.61%	0.80%	0.74% (d)	2.35%	14%	$346,280
Year Ended 10/31/2020 (e)	$30.83	2.69%	0.81%	0.78% (d)	2.64%	30%	$329,728
Advisor Class
Year Ended 10/31/2024	$27.09	16.91%	0.59% (c)	0.54% (c),(d)	3.69%	22%	$3,524
Year Ended 10/31/2023	$24.04	1.09%	0.57% (c)	0.53% (c),(d)	3.69%	24%	$3,044
Year Ended 10/31/2022	$24.68	(17.92% )	0.55% (c)	0.53% (c),(d)	3.07%	18%	$4,476
Year Ended 10/31/2021	$31.11	3.82%	0.55%	0.54% (d)	2.55%	14%	$6,418
Year Ended 10/31/2020 (e)	$30.86	3.03%	0.56%	0.54% (d)	2.88%	30%	$4,506
Class C
Year Ended 10/31/2024	$27.07	16.11%	1.29% (c)	1.24% (c),(d)	2.99%	22%	$12,750
Year Ended 10/31/2023	$24.02	0.38%	1.27% (c)	1.23% (c),(d)	3.00%	24%	$11,261
Year Ended 10/31/2022	$24.66	(18.48% )	1.37% (c)	1.23% (c),(d)	2.37%	18%	$12,701
Year Ended 10/31/2021	$31.08	3.09%	1.55%	1.24% (d)	1.86%	14%	$19,828
Year Ended 10/31/2020 (e)	$30.83	2.22%	1.56%	1.24% (d),(g)	2.19%	30%	$23,783
Institutional Class
Year Ended 10/31/2024	$27.08	16.91%	0.59% (c)	0.54% (c),(d)	3.69%	22%	$87,594
Year Ended 10/31/2023	$24.03	1.09%	0.57% (c)	0.53% (c),(d)	3.69%	24%	$88,154
Year Ended 10/31/2022	$24.67	(17.90% )	0.55% (c)	0.53% (c),(d)	3.00%	18%	$139,361
Year Ended 10/31/2021	$31.09	3.78%	0.55%	0.54% (d)	2.54%	14%	$363,917
Year Ended 10/31/2020 (e)	$30.85	3.00%	0.56%	0.54% (d)	2.87%	30%	$260,443
Institutional 2 Class
Year Ended 10/31/2024	$27.12	16.90%	0.58% (c)	0.53% (c)	3.70%	22%	$1,849
Year Ended 10/31/2023	$24.07	1.09%	0.56% (c)	0.53% (c)	3.66%	24%	$1,607
Year Ended 10/31/2022	$24.71	(17.89% )	0.54% (c)	0.52% (c)	3.09%	18%	$1,918
Year Ended 10/31/2021	$31.14	3.83%	0.54%	0.52%	2.57%	14%	$2,765
Year Ended 10/31/2020 (e)	$30.89	2.89%	0.54%	0.52%	2.92%	30%	$2,283
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 10/31/2024	$24.16	1.01	3.07	4.08	(1.01)	—	(1.01)
Year Ended 10/31/2023	$24.80	0.98	(0.64)	0.34	(0.98)	—	(0.98)
Year Ended 10/31/2022	$31.26	0.91	(6.39)	(5.48)	(0.90)	(0.08)	(0.98)
Year Ended 10/31/2021	$31.01	0.82	0.38	1.20	(0.83)	(0.12)	(0.95)
Year Ended 10/31/2020(e)	$31.29	0.91	0.02 (f)	0.93	(0.91)	(0.30)	(1.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(g)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

10/31/2020
Class C	0.25%

(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic California Municipal Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 10/31/2024	$27.23	17.00%	0.53% (c)	0.48% (c)	3.77%	22%	$15,783
Year Ended 10/31/2023	$24.16	1.16%	0.51% (c)	0.47% (c)	3.75%	24%	$14,630
Year Ended 10/31/2022	$24.80	(17.86% )	0.49% (c)	0.47% (c)	3.23%	18%	$19,306
Year Ended 10/31/2021	$31.26	3.88%	0.48%	0.47%	2.62%	14%	$10,641
Year Ended 10/31/2020 (e)	$31.01	3.07%	0.49%	0.47%	2.94%	30%	$8,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements
October 31, 2024
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,662 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(66,975)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	10,662
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended October 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	603,463
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended October 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended October 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $180.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% and 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	26,527
Class C	—	1.00 (b)	434

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025 (%)	Prior to March 1, 2024 (%)
Class A	0.74	0.74
Advisor Class	0.54	0.54
Class C	1.24	1.24
Institutional Class	0.54	0.54
Institutional 2 Class	0.54	0.53
Institutional 3 Class	0.48	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
—	—	—
The Fund did not have any permanent differences; therefore, no reclassifications were made.

Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended October 31, 2024				Year Ended October 31, 2023
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
—	—	—	—	43,700	13,773,597	—	13,817,297
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	—	—	—	—
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
—	—	—	—
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	—

Late year ordinary losses ($)	Post-October capital losses ($)
—	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,097,798 and $119,050,476, respectively, for the year ended October 31, 2024, of which $0 and $35,464, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
The Fund’s activity in the Interfund Program during the year ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,871,429	5.79	7
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Strategic California Municipal Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 33.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Strategic California Municipal Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Strategic California Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic California Municipal Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Strategic California Municipal Income Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended October 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic California Municipal Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

Columbia Strategic California Municipal Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Columbia Strategic California Municipal Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Columbia Strategic California Municipal Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Strategic California Municipal Income Fund  | 2024

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Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN123_10_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024